Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Euro to USD [Member]
Exchange Rate at Balance Sheet Dates	1.12165		1.10314	1.12200
Exchange Rate for Operating Periods	1.11443		1.11122	1.13580
Colombian Peso to USD [Member]
Exchange Rate at Balance Sheet Dates				0.00031
Exchange Rate for Operating Periods		0.00034		0.00033